CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 6 - CASH AND CASH EQUIVALENTS

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Cash on hand	2,120	4,277
Bank balances	558,078	732,578
Overnight	386,034	802,220
Total Cash	946,232	1,539,075
Cash equivalents
Time deposits	74,578	123,984
Mutual funds	26,025	32,782
Total cash equivalents	100,603	156,766
Total cash and cash equivalents	1,046,835	1,695,841

Balance include Cash and Cash equivalent from the Group’s Companies that file for Chapter 11. Due to a motion approved by the US bankruptcy court these balance can only be used on normal course of business activities and invested in specific banks also approved on the motion.

Cash and cash equivalents are denominated in the following currencies:

	As of	As of
	December 31,	December 31,
Currency	2021	2020
	ThUS$	ThUS$

Argentine peso	7,148	20,107
Brazilian real	89,083	136,938
Chilean peso	9,800	32,649
Colombian peso	13,535	17,185
Euro	7,099	10,361
US Dollar	886,627	1,438,846
Other currencies	33,543	39,755
Total	1,046,835	1,695,841